Investments in Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
KEPCO-Uhde Inc. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	52.80%		52.80%
Acquisition cost	[1]	₩ 11,355		₩ 11,355
Book value [Abstract]
Beginning balance		301	[1]	8,549
Share of income (loss)		(43)		(159)
Others (book value)				(8,089)
Ending balance	[1]	258		301
Share in net assets		258		301
Total assets		515		624
Total liabilities		7		33
Net assets		508		591
Profit (loss) for the period of JointVentures		₩ (86)		₩ (16,855)
Eco Biomass Energy Sdn. Bhd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	MALAYSIA		MALAYSIA
Percentage of ownership	[1]	61.53%		61.53%
Acquisition cost	[1]	₩ 14,439		₩ 9,661
Datang Chaoyang Renewable Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 27,660		₩ 27,660
Book value [Abstract]
Beginning balance		28,239		27,640
Dividends received		(839)
Share of income (loss)		840		1,417
Other comprehensive income (loss)		(978)		(818)
Ending balance		27,262		28,239
Share in net assets		27,262		28,239
Total assets		138,463		142,684
Total liabilities		70,309		72,086
Net assets		68,154		70,598
Sales of JointVentures		17,776		18,628
Profit (loss) for the period of JointVentures		₩ 2,149		₩ 3,462
Shuweihat Asia Power Investment B.V. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company		Holding company	[1]
Location		NETHERLANDS		NETHERLANDS	[1]
Percentage of ownership		49.00%		49.00%	[1]
Acquisition cost		₩ 46,037		₩ 46,037	[1]
Book value [Abstract]
Beginning balance				20,474
Disposal				(14,154)
Dividends received		(1,707)		(2,957)
Share of income (loss)		4,275		6,131
Other comprehensive income (loss)		12,457		(9,494)
Others (book value)		650
Ending balance		15,675
Share in net assets		15,675		136
Total assets		32,001		282
Total liabilities		10		4
Net assets		31,991		278
Others (consolidated FS)				(136)
Profit (loss) for the period of JointVentures		₩ (170)		₩ 12,380
Shuweihat Asia Operation & Maintenance Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant	[1]	Maintenance of utility plant
Location		CAYMAN	[1]	CAYMAN
Percentage of ownership		55.00%	[1]	55.00%
Acquisition cost		₩ 30	[1]	₩ 30
Book value [Abstract]
Beginning balance		450		486
Dividends received		(770)		(931)
Share of income (loss)		1,055		941
Other comprehensive income (loss)		(172)		(46)
Others (book value)		100
Ending balance		663	[1]	450
Share in net assets		663		552
Total assets		1,220		1,016
Total liabilities		14		13
Net assets		1,206		1,003
Others (consolidated FS)				(102)
Sales of JointVentures		2,580		2,388
Profit (loss) for the period of JointVentures		₩ 1,918		₩ 1,723
Waterbury Lake Uranium L.P. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Resources development		Resources development
Location		CANADA		CANADA
Percentage of ownership		35.76%		36.97%
Acquisition cost		₩ 26,602		₩ 26,602
Book value [Abstract]
Beginning balance		21,314		20,299
Share of income (loss)		(23)
Other comprehensive income (loss)		(949)		1,138
Others (book value)		(561)		(123)
Ending balance		19,781		21,314
Share in net assets		19,780		20,753
Total assets		55,563		56,181
Total liabilities		250		47
Net assets		55,313		56,134
Others (consolidated FS)		₩ 1		₩ 561
ASM-BG Investicii AD [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 16,101		₩ 16,101
Book value [Abstract]
Beginning balance		21,488		20,203
Dividends received		(946)
Share of income (loss)		(150)		1,508
Other comprehensive income (loss)		810		(223)
Ending balance		21,202		21,488
Share in net assets		21,202		21,489
Total assets		87,110		79,898
Total liabilities		44,706		36,921
Net assets		42,404		42,977
Others (consolidated FS)				(1)
Sales of JointVentures		12,611		12,604
Profit (loss) for the period of JointVentures		₩ (262)		₩ 3,105
RES Technology AD [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 15,595		₩ 15,595
Book value [Abstract]
Beginning balance		13,582		13,789
Share of income (loss)		1,053		(68)
Other comprehensive income (loss)		(260)		(139)
Ending balance		14,375		13,582
Share in net assets		14,375		13,582
Total assets		71,595		68,553
Total liabilities		42,845		41,389
Net assets		28,750		27,164
Sales of JointVentures		7,793		7,798
Profit (loss) for the period of JointVentures		₩ 2,164		₩ (139)
KV Holdings, Inc. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 2,103		₩ 2,103
Book value [Abstract]
Beginning balance		2,098		2,010
Dividends received				(302)
Share of income (loss)		61		429
Other comprehensive income (loss)		(241)		(39)
Ending balance		1,918		2,098
Share in net assets		1,918		2,098
Total assets		4,795		5,245
Total liabilities				1
Net assets		4,795		5,244
Sales of JointVentures		671
Profit (loss) for the period of JointVentures		₩ 677		₩ 1,072
KEPCO SPC Power Corporation [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Construction and operation of utility plant		Construction and operation of utility plant
Location	[1]	PHILIPPINES		PHILIPPINES
Percentage of ownership	[1]	75.20%		75.20%
Acquisition cost	[1]	₩ 94,579		₩ 94,579
Book value [Abstract]
Beginning balance		245,367	[1]	208,524
Dividends received		(37,443)		(5,955)
Share of income (loss)		42,359		48,132
Other comprehensive income (loss)		(33,230)		(5,308)
Others (book value)		41		(26)
Ending balance	[1]	217,094		245,367
Share in net assets		217,094		245,367
Total assets		318,911		448,069
Total liabilities		30,222		121,783
Net assets		288,689		326,286
Sales of JointVentures		186,725		165,046
Profit (loss) for the period of JointVentures		₩ 57,364		₩ 63,689
Canada Korea Uranium Limited Partnership [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[2]			Resources development
Location	[2]			CANADA
Percentage of ownership	[2]			12.50%
Acquisition cost	[2]			₩ 5,404
Book value [Abstract]
Share in net assets				18
Total assets				285
Total liabilities				144
Net assets				141
Others (consolidated FS)				(18)
Profit (loss) for the period of JointVentures				₩ (59)
Gansu Datang Yumen Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Beginning balance		12,821		16,107
Share of income (loss)		(1,299)		(2,836)
Other comprehensive income (loss)		(682)		(450)
Ending balance		10,840		12,821
Share in net assets		10,840		12,821
Total assets		81,960		89,517
Total liabilities		54,859		57,464
Net assets		27,101		32,053
Sales of JointVentures		6,938		4,263
Profit (loss) for the period of JointVentures		₩ (3,253)		₩ (6,815)
Datang Chifeng Renewable Power [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Beginning balance		166,535		171,224
Dividends received				(7,384)
Share of income (loss)		14,079		7,455
Other comprehensive income (loss)		(9,559)		(4,760)
Ending balance		171,055		166,535
Share in net assets		171,105		166,584
Total assets		762,605		813,804
Total liabilities		334,843		397,344
Net assets		427,762		416,460
Others (consolidated FS)		(50)		(49)
Sales of JointVentures		113,329		99,795
Profit (loss) for the period of JointVentures		₩ 35,294		₩ 19,042
Datang KEPCO Chaoyang Renewable Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 10,858		₩ 10,858
Book value [Abstract]
Beginning balance		10,843		10,580
Dividends received				(440)
Share of income (loss)		837		1,002
Other comprehensive income (loss)		(620)		(299)
Ending balance		11,060		10,843
Share in net assets		11,060		10,843
Total assets		60,913		62,600
Total liabilities		33,264		35,493
Net assets		27,649		27,107
Sales of JointVentures		8,442		8,742
Profit (loss) for the period of JointVentures		₩ 2,094		₩ 2,505
Rabigh Electricity Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Beginning balance		97,802		59,368
Dividends received		(18,112)
Share of income (loss)		35,769		18,961
Other comprehensive income (loss)		(15,227)		19,473
Others (book value)		(876)
Ending balance		99,356		97,802
Share in net assets		171,248		173,153
Total assets		2,364,522		2,691,654
Total liabilities		1,936,403		2,258,772
Net assets		428,119		432,882
Intercompany transaction		(70,978)		(75,311)
Others (consolidated FS)		(914)		(40)
Sales of JointVentures		287,105		278,431
Profit (loss) for the period of JointVentures		₩ 78,948		₩ 37,791
Rabigh Operation & Maintenance Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Beginning balance		4,427		3,586
Dividends received		(2,130)		(1,934)
Share of income (loss)		2,236		2,253
Other comprehensive income (loss)		(546)		229
Others (book value)				293
Ending balance		3,987		4,427
Share in net assets		3,987		4,427
Total assets		19,992		25,032
Total liabilities		10,025		13,965
Net assets		9,967		11,067
Sales of JointVentures		22,668		25,607
Profit (loss) for the period of JointVentures		₩ 5,668		₩ 4,870
Jamaica Public Service Company Limited [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Beginning balance		249,453		241,918
Other comprehensive income (loss)		(28,300)		7,535
Ending balance		221,153		249,453
Share in net assets		209,464		252,685
Total assets		1,276,279		1,291,008
Total liabilities		752,617		659,296
Net assets		523,662		631,712
Investment differential		(80,161)		(80,161)
Others (consolidated FS)		91,850		76,929
Sales of JointVentures		946,365		827,298
Profit (loss) for the period of JointVentures		₩ 24,601		₩ 25,324
KW Nuclear Components Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Manufacturing		Manufacturing
Location		KOREA		KOREA
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Beginning balance		7,133		4,985
Dividends received		(208)		(2,191)
Share of income (loss)		(222)		4,344
Others (book value)				(5)
Ending balance		6,703		7,133
Share in net assets		6,962		6,492
Total assets		25,693		26,417
Total liabilities		10,221		11,990
Net assets		15,472		14,427
Investment differential				90
Others (consolidated FS)		(259)		551
Sales of JointVentures		6,486		26,481
Profit (loss) for the period of JointVentures		₩ 1,493		₩ 9,452
Busan Shinho Solar Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Beginning balance		3,814		3,678
Dividends received		(63)		(185)
Share of income (loss)		595		321
Ending balance		4,346		3,814
Share in net assets		4,346		3,814
Total assets		47,959		47,789
Total liabilities		30,573		32,533
Net assets		17,386		15,256
Sales of JointVentures		7,984		6,770
Profit (loss) for the period of JointVentures		₩ 2,383		₩ 1,247
GS Donghae Electric Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 204,000		₩ 204,000
Book value [Abstract]
Beginning balance		205,948		200,379
Share of income (loss)		14,714		5,575
Others (book value)		65		(6)
Ending balance		220,727		205,948
Share in net assets		220,727		205,948
Total assets		2,179,465		1,952,297
Total liabilities		1,530,266		1,346,568
Net assets		649,199		605,729
Sales of JointVentures		351,814		19,851
Profit (loss) for the period of JointVentures		₩ 43,180		₩ 16,396
Global Trade Of Power System Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		477		426
Share of income (loss)		100		51
Ending balance		577		477
Share in net assets		577		476
Total assets		3,576		1,661
Total liabilities		1,586		18
Net assets		1,990		1,643
Others (consolidated FS)				1
Sales of JointVentures		4,079		2,667
Profit (loss) for the period of JointVentures		₩ 365		₩ 205
Expressway Solar-light Power Generation Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Beginning balance		2,343		2,100
Share of income (loss)		120		243
Ending balance		2,463		2,343
Share in net assets		2,463		2,343
Total assets		19,143		20,790
Total liabilities		10,651		12,710
Net assets		8,492		8,080
Sales of JointVentures		3,018		3,395
Profit (loss) for the period of JointVentures		₩ 643		₩ 960
KODE NOVUS I LLC [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 19,213		₩ 19,213
Book value [Abstract]
Share in net assets		(53,689)		(44,983)
Total assets		755		14,286
Total liabilities		108,132		104,252
Net assets		(107,377)		(89,966)
Investment differential				4,732
Others (consolidated FS)		53,689		40,251
Sales of JointVentures		14		2,362
Profit (loss) for the period of JointVentures		(8,117)		(50,151)
Unrecognized equity interest		8,706		22,194
Accumulated unrecognized equity interest		₩ 53,689		₩ 44,983
KODE NOVUS II LLC [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,756		₩ 12,756
Book value [Abstract]
Acquisition				258
Share of income (loss)				(260)
Others (book value)				2
Share in net assets		(23,696)		(23,516)
Total assets		292		3,236
Total liabilities		47,683		50,267
Net assets		(47,391)		(47,031)
Others (consolidated FS)		23,696		23,516
Sales of JointVentures				810
Profit (loss) for the period of JointVentures		(6,018)		(22,582)
Unrecognized equity interest		181		12,340
Accumulated unrecognized equity interest		₩ 23,696		₩ 23,515
Daejung Offshore Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		49.90%		49.90%
Acquisition cost		₩ 5,190		₩ 4,990
Book value [Abstract]
Beginning balance		3,015		3,352
Acquisition		200
Share of income (loss)		(246)		(337)
Ending balance		2,969		3,015
Share in net assets		2,969		3,015
Total assets		6,193		6,076
Total liabilities		243		34
Net assets		5,950		6,042
Profit (loss) for the period of JointVentures		₩ (493)		₩ (675)
Shareholders’ agreements that may cause future economic resource or cash outflows		In case Samsung Heavy Industries Co., Ltd., a co-participant of the joint venture agreement, decides to dispose of its shares in Daejung Offshore Wind Power Co., Ltd., the Company is obligated to acquire those shares after evaluating the economic feasibility of the facilities installed by Samsung Heavy Industries Co., Ltd.
Amman Asia Electric Power Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	JORDAN		JORDAN
Percentage of ownership	[1]	60.00%		60.00%
Acquisition cost	[1]	₩ 111,476		₩ 111,476
Book value [Abstract]
Beginning balance		153,857	[1]	137,668
Dividends received		(12,213)		(12,684)
Share of income (loss)		19,957		17,811
Other comprehensive income (loss)		(15,925)		11,062
Ending balance	[1]	145,676		153,857
Share in net assets		145,764		153,944
Total assets		759,114		881,164
Total liabilities		516,174		624,590
Net assets		242,940		256,574
Others (consolidated FS)		(88)		(87)
Sales of JointVentures		18,034		13,631
Profit (loss) for the period of JointVentures		₩ 33,514		₩ 29,684
KAPES, Inc. (formerly, KEPCO-ALSTOM Power Electronics Systems, Inc.) [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	R&D		R&D
Location	[1]	KOREA		KOREA
Percentage of ownership	[1]	51.00%		51.00%
Acquisition cost	[1]	₩ 5,629		₩ 5,629
Book value [Abstract]
Beginning balance		4,758	[1]	4,501
Share of income (loss)		2,752		311
Others (book value)		(34)		(54)
Ending balance	[1]	7,476		4,758
Share in net assets		7,476		4,758
Total assets		70,679		145,576
Total liabilities		56,021		136,247
Net assets		14,658		9,329
Sales of JointVentures		129,962		31,852
Profit (loss) for the period of JointVentures		₩ 5,397		₩ 456
Dangjin Eco Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 61,540		₩ 56,100
Book value [Abstract]
Beginning balance		53,253		48,281
Acquisition		5,440		5,100
Share of income (loss)		(752)		(696)
Other comprehensive income (loss)		(3)		(26)
Others (book value)		(10)		594
Ending balance		57,928		53,253
Share in net assets		55,310		50,635
Total assets		163,197		149,926
Total liabilities		521		1,001
Net assets		162,676		148,925
Investment differential		2,618		2,618
Profit (loss) for the period of JointVentures		₩ (2,182)		₩ (2,023)
Honam Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Beginning balance		4,451		3,926
Dividends received		(487)		(104)
Share of income (loss)		338		629
Ending balance		4,302		4,451
Share in net assets		4,270		4,419
Total assets		39,675		41,614
Total liabilities		24,951		26,375
Net assets		14,724		15,239
Investment differential		32		32
Sales of JointVentures		5,961		6,776
Profit (loss) for the period of JointVentures		₩ 1,166		2,171
Nepal Water & Energy Development Company Private Limited [Member]
Book value [Abstract]
Beginning balance				17,765
Share of income (loss)				359
Other comprehensive income (loss)				543
Others (book value)				₩ (18,667)
Chun-cheon Energy Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Beginning balance		50,592		31,976
Acquisition				19,832
Share of income (loss)		(2,474)		(1,121)
Other comprehensive income (loss)				(95)
Ending balance		48,118		50,592
Share in net assets		48,115		50,589
Total assets		699,652		548,306
Total liabilities		538,733		379,113
Net assets		160,919		169,193
Investment differential		3		3
Sales of JointVentures		164,294
Profit (loss) for the period of JointVentures		₩ (8,145)		₩ (3,684)
Yeonggwangbaeksu Wind Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[3]	Power generation		Power generation
Location	[3]	KOREA		KOREA
Percentage of ownership	[3]	15.00%		15.00%
Acquisition cost	[3]	₩ 3,000		₩ 3,000
Book value [Abstract]
Beginning balance		2,689	[3]	2,668
Share of income (loss)		45		16
Others (book value)				5
Ending balance	[3]	2,734		2,689
Share in net assets		2,728		2,684
Total assets		94,810		99,773
Total liabilities		76,621		81,881
Net assets		18,189		17,892
Investment differential		6		5
Sales of JointVentures		11,124		11,208
Profit (loss) for the period of JointVentures		₩ 297		₩ (26)
Nghi Son 2 Power Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		VIETNAM
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 2,781		₩ 1,788
Book value [Abstract]
Beginning balance		229		269
Acquisition		993		716
Share of income (loss)		(1,039)		(740)
Other comprehensive income (loss)				(16)
Ending balance		183		229
Share in net assets		183		228
Total assets		741		757
Total liabilities		376		302
Net assets		365		455
Others (consolidated FS)				1
Profit (loss) for the period of JointVentures		₩ (2,068)		₩ (1,481)
Kelar S.A [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	CHILE		CHILE
Percentage of ownership	[1]	65.00%		65.00%
Acquisition cost	[1]	₩ 77,220		₩ 4,180
Book value [Abstract]
Acquisition		73,040
Share of income (loss)		(633)
Other comprehensive income (loss)		(5,175)
Others (book value)		1
Ending balance	[1]	67,233
Share in net assets		65,125		(61,309)
Total assets		613,293		617,803
Total liabilities		513,101		712,124
Net assets		100,192		(94,321)
Investment differential		2,424		2,424
Others (consolidated FS)		(316)		58,885
Sales of JointVentures		90,435
Profit (loss) for the period of JointVentures		17,590		(4,109)
Unrecognized equity interest		₩ (61,309)		43,920
Accumulated unrecognized equity interest				₩ 61,309
PT. Tanjung Power Indonesia [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 746		₩ 746
Book value [Abstract]
Beginning balance		1,946		617
Share of income (loss)		2,112		1,337
Other comprehensive income (loss)		(2,281)
Others (book value)		(1)		(8)
Ending balance		1,776		1,946
Share in net assets		1,776		1,946
Total assets		374,702		203,051
Total liabilities		369,627		197,491
Net assets		5,075		5,560
Sales of JointVentures		209,923		122,583
Profit (loss) for the period of JointVentures		₩ 6,219		₩ 3,821
Incheon New Power Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 461		₩ 461
Book value [Abstract]
Beginning balance		563		514
Share of income (loss)		56		41
Other comprehensive income (loss)				8
Ending balance		619		563
Share in net assets		619		563
Total assets		7,194		7,902
Total liabilities		5,059		5,961
Net assets		2,135		1,941
Sales of JointVentures		2,972		2,985
Profit (loss) for the period of JointVentures		₩ 184		₩ 168
Seokmun Energy Co., Ltd. [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 580
Book value [Abstract]
Beginning balance		391
Acquisition		14,790
Share of income (loss)		(1,219)		(197)
Other comprehensive income (loss)		(176)		793
Others (book value)				(205)
Ending balance		13,786		391
Share in net assets		13,786		391
Total assets		247,735		235,905
Total liabilities		200,197		234,556
Net assets		47,538		1,349
Sales of JointVentures		35,135
Profit (loss) for the period of JointVentures		₩ (3,939)		(543)
Unrecognized equity interest				₩ (205)
Daehan Wind Power PSC [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JORDAN		JORDAN
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 285		₩ 285
Book value [Abstract]
Beginning balance		16
Acquisition				285
Share of income (loss)		(40)		(261)
Other comprehensive income (loss)		22		(8)
Others (book value)		2
Ending balance				16
Share in net assets		(412)		18
Total assets		928		750
Total liabilities		1,752		714
Net assets		(824)		36
Others (consolidated FS)		412		(2)
Profit (loss) for the period of JointVentures		(904)		₩ (523)
Unrecognized equity interest		412
Accumulated unrecognized equity interest		₩ 412
Barakah One Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[4]	Power generation		Power generation
Location	[4]	UAE		UAE
Percentage of ownership	[4]	18.00%		18.00%
Acquisition cost	[4]	₩ 118		₩ 118
Book value [Abstract]
Beginning balance	[4]	116
Acquisition				118
Share of income (loss)		570
Other comprehensive income (loss)		(60)
Others (book value)				(2)
Ending balance	[4]	626		116
Share in net assets		626		118
Total assets		17,574,885		17,117,338
Total liabilities		17,571,409		17,116,680
Net assets		3,476		658
Others (consolidated FS)				₩ (2)
Profit (loss) for the period of JointVentures		₩ (1,358)
Nawah Energy Company [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[4]	Operation of utility plant		Operation of utility plant
Location	[4]	UAE		UAE
Percentage of ownership	[4]	18.00%		18.00%
Acquisition cost	[4]	₩ 296		₩ 296
Book value [Abstract]
Beginning balance	[4]	290
Acquisition				296
Share of income (loss)		(5)
Other comprehensive income (loss)		(27)
Others (book value)				(6)
Ending balance	[4]	258		290
Share in net assets		258		296
Total assets		1,459		1,645
Total liabilities		23
Net assets		1,436		1,645
Others (consolidated FS)				₩ (6)
Profit (loss) for the period of JointVentures		₩ (11)
MOMENTUM [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		FRANCE		FRANCE
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Beginning balance		67
Acquisition				1
Share of income (loss)		321		65
Other comprehensive income (loss)		3
Others (book value)				1
Ending balance		391		67
Share in net assets		391		67
Total assets		5,028		2,749
Total liabilities		3,854		2,547
Net assets		1,174		202
Sales of JointVentures		11,555		2,886
Profit (loss) for the period of JointVentures		₩ 939		₩ 194
Daegu Green Power [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation	[5]
Location		KOREA		KOREA	[5]
Percentage of ownership		29.00%		29.00%	[5]
Acquisition cost		₩ 46,225		₩ 46,225	[5]
Book value [Abstract]
Beginning balance	[5]	47,528
Share of income (loss)		(5,133)
Others (book value)		(4)		47,528
Ending balance		42,391		47,528	[5]
Share in net assets		20,795		25,932
Total assets		602,809		636,438
Total liabilities		531,103		547,017
Net assets		71,706		89,421
Investment differential				84
Intercompany transaction		84
Others (consolidated FS)		21,512		21,512
Sales of JointVentures		256,359		265,621
Profit (loss) for the period of JointVentures		₩ (17,700)		₩ (3,981)
Significant restrictions on its abilities		Principals on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Yeonggwang Wind Power Co., Ltd [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		41.00%
Acquisition cost		₩ 15,375
Book value [Abstract]
Acquisition		15,375
Share of income (loss)		(25)
Other comprehensive income (loss)		(56)
Ending balance		15,294
Share in net assets		15,063
Total assets		212,802
Total liabilities		176,062
Net assets		36,740
Investment differential		231
Profit (loss) for the period of JointVentures		₩ (62)
Chester Solar IV SpA [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation
Location	[1]	CHILE
Percentage of ownership	[1]	81.82%
Acquisition cost	[1]	₩ 1,700
Book value [Abstract]
Acquisition		1,700
Ending balance	[1]	1,700
Share in net assets		1,664
Total assets		11,660
Total liabilities		9,626
Net assets		2,034
Others (consolidated FS)		36
Sales of JointVentures		331
Profit (loss) for the period of JointVentures		₩ 151
Chester Solar V SpA [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation
Location	[1]	CHILE
Percentage of ownership	[1]	81.82%
Acquisition cost	[1]	₩ 525
Book value [Abstract]
Acquisition		525
Ending balance	[1]	525
Share in net assets		419
Total assets		2,081
Total liabilities		1,569
Net assets		512
Others (consolidated FS)		106
Profit (loss) for the period of JointVentures		₩ (49)
Diego de Almagro Solar SpA [Member]
Disclosure of joint ventures [Line Items]
Key operation activities	[1]	Power generation
Location	[1]	CHILE
Percentage of ownership	[1]	81.82%
Acquisition cost	[1]	₩ 2,091
Book value [Abstract]
Acquisition		2,091
Ending balance	[1]	2,091
Share in net assets		1,993
Total assets		8,266
Total liabilities		5,830
Net assets		2,436
Others (consolidated FS)		98
Profit (loss) for the period of JointVentures		₩ (103)
South Jamaica Power Company Limited [Member]
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		JAMAICA
Percentage of ownership		20.00%
Acquisition cost		₩ 7,090
Book value [Abstract]
Acquisition		7,090
Others (book value)		(386)
Ending balance		6,704
Share in net assets		6,704
Total assets		153,958
Total liabilities		120,436
Net assets		33,522
Profit (loss) for the period of JointVentures		₩ (755)

[1]	According to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. For these reasons, the entities are classified as joint ventures.
[2]	The Company has joint control over the entity by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.
[3]	The Company can exercise significant influence by virtue of its contractual right to appoint a director to the board of directors of the entity.
[4]	The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.
[5]	The entity is reclassified from associates to joint ventures since the terms of the shareholders’ agreement had been amended.